Financial risk management - Disclosure of financial instruments by type of interest rate (Details) - Interest rate risk - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ (40,973)	£ (42,809)
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(32,365)	(27,674)
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(3,934)	(10,625)
Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,710)	(4,552)
Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	36	42
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	163	204
Cash and cash equivalents | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	53	82
Cash and cash equivalents | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	110	118
Cash and cash equivalents | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash and cash equivalents | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	4
Financial investments
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	2,605	3,145
Financial investments | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	2,569	3,107
Financial investments | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	36	38
Borrowings
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(42,985)	(45,465)
Borrowings | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(36,631)	(30,616)
Borrowings | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(1,744)	(10,484)
Borrowings | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,610)	(4,365)
Borrowings | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Pre-derivative position
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(40,217)	(42,116)
Pre-derivative position | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(36,578)	(30,534)
Pre-derivative position | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	935	(7,259)
Pre-derivative position | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,610)	(4,365)
Pre-derivative position | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	36	42
Derivative effect
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(756)	(693)
Derivative effect | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	4,213	2,860
Derivative effect | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,869)	(3,366)
Derivative effect | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(100)	(187)
Derivative effect | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0